Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 14, 2011
Registrant Name	dei_EntityRegistrantName	TURNER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 14, 2011

Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund
TURNER TITAN FUND

                              Institutional Class

                                 Investor Class

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 14 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-13-02)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER TITAN FUND
Risk/Return, Supplement Text Block	ck0001006783_SupplementTextBlock

                              Institutional Class

                                 Investor Class

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 14 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-13-02)

Turner Titan Fund (Second Prospectus Summary) | Turner Titan Fund
TURNER TITAN FUND

                                 Class C Shares

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 13 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-14-02)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Turner Titan Fund (Second Prospectus Summary) | Turner Titan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER TITAN FUND
Risk/Return, Supplement Text Block	ck0001006783_SupplementTextBlock

                                 Class C Shares

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 13 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-14-02)

Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund
TURNER SPECTRUM FUND

                                 Class C Shares

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 13 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-14-02)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SPECTRUM FUND
Risk/Return, Supplement Text Block	ck0001006783_SupplementTextBlock

                                 Class C Shares

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 13 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-14-02)

Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund
TURNER SPECTRUM FUND

                              Institutional Class

                                 Investor Class

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 14 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-13-02)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SPECTRUM FUND
Risk/Return, Supplement Text Block	ck0001006783_SupplementTextBlock

                              Institutional Class

                                 Investor Class

                        Supplement dated April 14, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED
SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the
Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading
"Principal Strategy" on page 14 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-13-02)